UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of July 31, 2017 (Unaudited)

Deutsche Fixed Income Opportunities Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 28.0%
Consumer Discretionary 4.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		450,000	456,412
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,000,000	1,108,800
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (b)		450,000	448,313
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,000,000	1,075,620
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	705,250
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,000,000	1,065,000
144A, 10.125%, 1/15/2023		800,000	931,000
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,348,505	1,528,617
			7,319,012
Energy 7.1%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		650,000	653,012
Energy Transfer LP, 4.15%, 10/1/2020		1,150,000	1,199,308
KazMunayGas National Co. JSC, 144A, 3.875%, 4/19/2022		4,500,000	4,477,500
Noble Holding International Ltd., 5.75%, 3/16/2018 (b)		670,000	673,350
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	1,600,000	1,979,818
Plains All American Pipeline LP, 4.5%, 12/15/2026		1,115,000	1,141,569
State Oil Co. of the Azerbaijan Republic, REG S, 4.75%, 3/13/2023		1,000,000	986,260
Weatherford International Ltd., 8.25%, 6/15/2023 (b)		450,000	456,750
WPX Energy, Inc., 6.0%, 1/15/2022		500,000	513,750
			12,081,317
Financials 7.4%
AerCap Ireland Capital DAC, 4.5%, 5/15/2021		1,700,000	1,804,412
Akbank TAS, 144A, 5.0%, 10/24/2022		1,250,000	1,262,260
Bank of America Corp., 3.875%, 8/1/2025		2,000,000	2,084,198
Morgan Stanley, 6.25%, 8/9/2026		2,000,000	2,411,756
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		400,000	404,709
Santander UK Group Holdings PLC, 3.571%, 1/10/2023		1,500,000	1,536,606
The Goldman Sachs Group, Inc., 3.064% *, 10/28/2027 (b)		2,000,000	2,084,024
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		1,000,000	1,021,578
			12,609,543
Industrials 1.7%
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		2,337,807	2,487,791
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		450,000	457,875
			2,945,666
Information Technology 0.8%
Dell International LLC, 144A, 4.42%, 6/15/2021		1,320,000	1,393,102
Materials 1.2%
AK Steel Corp., 7.0%, 3/15/2027 (b)		500,000	523,125
Evraz Group SA, 144A, 5.375%, 3/20/2023		900,000	904,950
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	601,194
			2,029,269
Telecommunication Services 2.1%
AT&T, Inc., 3.4%, 5/15/2025		2,000,000	1,970,214
Frontier Communications Corp., 6.25%, 9/15/2021		1,000,000	879,680
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		620,000	628,494
			3,478,388
Utilities 3.4%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,000,000	1,014,030
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		1,900,000	2,042,500
NRG Energy, Inc., 6.25%, 7/15/2022		1,000,000	1,048,750
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		1,500,000	1,644,450
			5,749,730
Total Corporate Bonds (Cost $47,110,422)			47,606,027
Mortgage-Backed Securities Pass-Throughs 4.3%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2047		2,244,419	2,408,709
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,414,979	1,459,727
3.038% *, 9/1/2038		73,456	77,116
4.5%, with various maturities from 4/1/2023 until 9/1/2039		976,213	1,052,596
Government National Mortgage Association:
4.0%, 5/20/2047		2,188,256	2,310,634
6.5%, with various maturities from 10/20/2038 until 2/20/2039		10,591	11,151
7.0%, 6/20/2038		6,290	7,304
Total Mortgage-Backed Securities Pass-Throughs (Cost $7,366,743)			7,327,237
Asset-Backed 10.4%
Automobile Receivables 2.4%
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,498,656
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,991,962
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		394,494	394,703
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		120,257	120,297
			4,005,618
Credit Card Receivables 0.0%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		33,282	33,282
Home Equity Loans 0.2%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		38,680	38,371
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037		58,198	32,585
"AF1", Series 2007-2, 5.893%, 6/25/2037		342,043	176,568
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		3,175	3,274
			250,798
Miscellaneous 7.8%
Dell Equipment Finance Trust:
"C", Series 2017-1, 144A, 2.95%, 4/22/2022		270,000	270,522
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		560,000	560,976
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		1,975,000	1,996,291
"A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		800,000	807,152
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3.028% *, 7/18/2030		570,000	569,989
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		561,567	555,259
North End CLO Ltd., "A", Series 2013-1A, 144A, 2.308% *, 7/17/2025		4,000,000	4,005,020
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.758% *, 7/17/2025		3,500,000	3,488,586
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 2.161% *, 2/25/2035		74,071	74,202
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		23,342	23,490
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 2.716% *, 7/20/2030		1,000,000	989,980
			13,341,467
Total Asset-Backed (Cost $17,674,323)			17,631,165
Commercial Mortgage-Backed Securities 2.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.917% *, 7/10/2044		491,546	351,790
Bear Stearns Commercial Mortgage Securities Trust, "AMFL", Series 2007-PW17, 144A, 1.914% *, 6/11/2050		172,394	172,398
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		278,121	277,569
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2006-LDP6, 5.659% *, 4/15/2043		2,120,356	2,117,567
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,073,061	1,083,555
Total Commercial Mortgage-Backed Securities (Cost $4,222,058)			4,002,879
Collateralized Mortgage Obligations 10.1%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		67,485	69,714
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		799	813
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.151% *, 2/20/2036		134,585	111,904
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 3.366% *, 9/25/2028		1,230,554	1,247,908
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		277,800	5,340
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		646,253	5,258
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		237,633	3,876
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		6,345,238	1,022,649
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,571,630	224,894
"LG", Series 4281, 4.0%, 1/15/2043		2,733,598	2,864,069
"H", Series 4865, 4.0%, 8/15/2044		1,711,873	1,818,014
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		133,192	2,185
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,296,931	827,265
"XS", Series 2470, Interest Only, 5.774% **, 2/15/2031		674,236	86,938
"LA", Series 1343, 8.0%, 8/15/2022		30,949	32,901
"PK", Series 1751, 8.0%, 9/15/2024		133,467	150,747
Federal National Mortgage Association:
"DI", Series 2012-153, Interest Only, 3.5%, 1/25/2028		3,544,934	374,640
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		2,406,823	271,432
"21", Series 343, Interest Only, 4.0%, 9/25/2018		50,517	802
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		28,709	471
"DE", Series 2014-18, 4.0%, 8/25/2042		2,775,841	2,892,452
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,388,863	296,101
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		886,414	175,197
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		1,959,940	324,858
"27", Series 351, Interest Only, 5.0%, 4/25/2019		65,823	1,781
"2", Series 350, Interest Only, 5.5%, 3/25/2034		159,602	35,386
Freddie Mac Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 4.616% *, 7/25/2023		557,058	566,061
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,038,024	268,137
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		3,422,962	657,415
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		45,557	740
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		109,543	5,171
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,700,771	286,380
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,183,580	211,051
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		440,714	111,728
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 3.116% *, 12/25/2034		25,704	25,414
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		173,440	175,031
RESIMAC, "A2", Series 2017-2, 2.814%, 1/15/2049 (c)	AUD	2,500,000	2,000,000
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		11,681	11,702
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		8,468	8,485
Total Collateralized Mortgage Obligations (Cost $15,925,704)			17,174,910
Government & Agency Obligations 26.5%
Other Government Related (d) 2.0%
Petroleos Mexicanos, 4.875%, 1/24/2022		800,000	834,880
Sberbank of Russia, 144A, 5.125%, 10/29/2022		1,000,000	1,033,132
Vnesheconombank, 144A, 6.025%, 7/5/2022		1,500,000	1,601,079
			3,469,091
Sovereign Bonds 10.6%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,000,000	1,021,140
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,000,000	984,106
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	22,524,430	1,200,776
Republic of Angola, 144A, 9.5%, 11/12/2025		1,200,000	1,277,580
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		2,000,000	1,299,000
Republic of Armenia, 144A, 6.0%, 9/30/2020		900,000	947,250
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		500,000	545,395
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,250,000	2,320,762
Republic of Portugal, 144A, 5.125%, 10/15/2024		3,200,000	3,277,760
Republic of Senegal:
144A, 6.25%, 7/30/2024		900,000	958,500
144A, 8.75%, 5/13/2021		650,000	745,193
State of Qatar, 144A, 2.375%, 6/2/2021		1,600,000	1,578,880
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	35,319,400	1,842,501
			17,998,843
U.S. Treasury Obligations 13.9%
U.S. Treasury Bills:
0.59% ***, 8/10/2017 (e)		972,000	971,771
0.87% ***, 8/10/2017 (e)		361,000	360,915
U.S. Treasury Notes:
0.75%, 10/31/2017		11,460,000	11,450,030
0.75%, 3/31/2018		190,000	189,458
0.75%, 9/30/2018		900,000	894,515
2.375%, 5/15/2027		9,700,000	9,769,335
			23,636,024
Total Government & Agency Obligations (Cost $44,390,204)			45,103,958
Loan Participations and Assignments 0.1%
Senior Loans *
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK)		60,154	40,537
Term Loan, 11.0%, 10/3/2021 (PIK)		52,646	18,400
Southcross Holdings Borrower LP, Term Loan B, 3.5% Cash, 5.5% PIK, 4/13/2023		140,737	125,021
Total Loan Participations and Assignments (Cost $251,024)			183,958
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.****		980	0
Information Technology 0.0%
Answers Corp.****		1,110	17,899
Total Common Stocks (Cost $140,661)			17,899
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 ****(Cost $356,760)		3,083	0
Exchange-Traded Funds 8.9%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		60,000	5,334,600
SPDR Bloomberg Barclays High Yield Bond ETF (b)		215,000	8,041,000
VanEck Vectors JPMorgan EM Local Currency Bond ETF		90,000	1,730,700
Total Exchange-Traded Funds (Cost $15,020,650)			15,106,300
Securities Lending Collateral 8.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (f) (g) (Cost $14,851,800)		14,851,800	14,851,800
Cash Equivalents 4.6%
Deutsche Central Cash Management Government Fund, 1.07% (f) (Cost $7,877,384)		7,877,384	7,877,384
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $175,187,733) †		104.0	176,883,517
Other Assets and Liabilities, Net		(4.0)	(6,840,543)
Net Assets		100.0	170,042,974

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
**	These securities are shown at their current rate as of July 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
****	Non-income producing security.
†	The cost for federal income tax purposes was $175,188,193. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $1,695,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,389,150 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,693,826.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $14,479,228, which is 8.5% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2017	86	10,826,594	(7,572)
2 Year U.S. Treasury Note	USD	9/29/2017	110	23,797,813	(25,997)
5 Year U.S. Treasury Note	USD	9/29/2017	200	23,629,688	(92,589)
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	74	9,993,469	(31,709)
Total unrealized depreciation					(157,867)

As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,797,835	EUR	2,486,127	8/14/2017	147,559	Citigroup, Inc.
USD	1,500,000	JPY	166,530,150	8/21/2017	12,037	JPMorgan Chase Securities, Inc.
USD	4,538,493	MXN	83,766,000	9/12/2017	133,185	Citigroup, Inc.
MXN	117,000,000	USD	6,595,225	10/23/2017	111,229	HSBC Bank U.S.A.
Total unrealized appreciation					404,010
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	166,530,150	USD	1,495,545	8/21/2017	(16,492)	BNP Paribas
EUR	4,179,000	USD	4,894,721	10/27/2017	(75,900)	Credit Agricole
Total unrealized depreciation					(92,392)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
EUR	Euro	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$47,606,027	$—	$47,606,027
Mortgage-Backed Securities Pass-Throughs	—	7,327,237	—	7,327,237
Asset-Backed	—	17,597,883	33,282	17,631,165
Commercial Mortgage-Backed Securities	—	4,002,879	—	4,002,879
Collateralized Mortgage Obligations	—	17,174,910	—	17,174,910
Government & Agency Obligations	—	45,103,958	—	45,103,958
Loan Participations and Assignments	—	125,021	58,937	183,958
Common Stock(h)	—	17,899	0	17,899
Warrant	—	—	0	0
Exchange-Traded Funds	15,106,300	—	—	15,106,300
Short-Term Investments (h)	22,729,184	—	—	22,729,184
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	404,010	—	404,010
Total	$37,835,484	$139,359,824	$92,219	$177,287,527
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(157,867)	$—	$—	$(157,867)
Forward Foreign Currency Exchange Contracts	—	(92,392)	—	(92,392)
Total	$(157,867)	$(92,392)	$—	$(250,259)

During the period ended July 31, 2017, the amount of transfers between Level 2 and Level 3 was$396,269. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 311,618
Interest Rate Contracts	$ (157,867)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Fixed Income Opportunities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017